Acquisitions	12 Months Ended
Dec. 31, 2018
Business Combinations 1 [Abstract]
Acquisitions

3. Acquisitions
Pending Acquisition
On December 19, 2018, we entered into an agreement with GreenOak Real Estate (“GreenOak”), a global real estate investment firm, to merge GreenOak with the Bentall Kennedy group of companies and to acquire 56% of the combined entity (“Bentall GreenOak”), with the right to approximately 90% of Bentall GreenOak's earnings over 8.5 years and the ability to acquire the remaining interest in the future. The combined entity will be reported in our Sun Life Financial Asset Management (“SLF Asset Management”) business segment. The acquisition of 56% of Bentall GreenOak is expected to close in the first half of 2019, subject to receipt of regulatory approvals and satisfaction of customary closing conditions.

Acquisition in Sun Life Financial Asia
On October 3, 2017, we completed the first stage of our acquisition of the pension business of FWD Life Insurance Company (Bermuda) Limited ("FWD") for total consideration of approximately $105, consisting of $92 initial cash consideration and estimated contingent consideration of $13 to be paid if certain future performance targets are achieved. The first stage included the acquisition of the Mandatory Provident Fund business and the commencement of an exclusive 15-year distribution agreement with FWD that allows Sun Life Hong Kong Limited to distribute its pension products through FWD's agency force in Hong Kong. The fair value of the net identifiable assets acquired in the transaction was $89, which included intangible assets of $61 and a related deferred tax liability of $10. The acquired intangible assets consist of client relationships and distribution intangible assets which are subject to amortization on a straight-line basis over their projected economic life of 30 years and 15 years, respectively. We recognized goodwill of $16 as a result of this transaction. The completion of the second and final stage of the transaction involves the purchase of the Occupational Retirement Schemes Ordinance business of FWD, and is expected to close by the end of 2019, subject to the receipt of regulatory approvals and satisfaction of customary closing conditions. These transactions will strengthen our position in the Hong Kong pension market and will be reported in our Sun Life Financial Asia ("SLF Asia") reportable segment.